Distribution Date:	09/17/26	JPMDB Commercial Mortgage Securities Trust 2016-C4
Determination Date:	09/11/26
Next Distribution Date:	10/19/26
Record Date:	08/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C4

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Brian Baker	(212) 834-3813

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Liat Heller		liat.heller@rialtocapital.com
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States

Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	15
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20-21		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	22	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24
		Directing Certificateholder	Cytium Investment Management
Interest Shortfall Detail - Collateral Level	25
			-
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46646RAG8	1.536600%	38,299,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46646RAH6	2.882200%	300,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46646RAJ2	3.141300%	381,323,000.00	209,936,680.85	56,348,258.56	549,561.75	0.00	0.00	56,897,820.31	153,588,422.29	67.72%	30.00%
A-SB	46646RAK9	2.994100%	67,443,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46646RAN3	3.384500%	92,761,000.00	92,761,000.00	0.00	261,624.67	0.00	0.00	261,624.67	92,761,000.00	48.22%	21.75%
B	46646RAP8	3.637800%	61,841,000.00	61,841,000.00	0.00	187,470.99	0.00	0.00	187,470.99	61,841,000.00	35.22%	16.25%
C	46646RAQ6	3.267749%	47,786,000.00	47,786,000.00	0.00	130,127.21	0.00	0.00	130,127.21	47,786,000.00	25.18%	12.00%
D	46646RAB9	3.267749%	53,408,000.00	53,408,000.00	0.00	145,436.61	0.00	0.00	145,436.61	53,408,000.00	13.96%	7.25%
E	46646RAC7	4.017749%	22,487,000.00	22,487,000.00	0.00	56,599.16	0.00	0.00	56,599.16	22,487,000.00	9.23%	5.25%
F*	46646RAD5	4.017749%	11,244,000.00	11,244,000.00	0.00	0.00	0.00	0.00	0.00	11,244,000.00	6.87%	4.25%
NR	46646RAE3	4.017749%	47,786,756.00	32,669,575.07	0.00	0.00	0.00	0.00	0.00	32,669,575.07	0.00%	0.00%
R	46646RAF0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,124,378,756.01	532,133,255.92	56,348,258.56	1,330,820.39	0.00	0.00	57,679,078.95	475,784,997.36

X-A	46646RAL7	0.801921%	879,826,000.00	302,697,680.85	0.00	202,282.99	0.00	0.00	202,282.99	246,349,422.29
X-B	46646RAM5	0.379949%	61,841,000.00	61,841,000.00	0.00	19,580.35	0.00	0.00	19,580.35	61,841,000.00
X-C	46646RAA1	0.750000%	101,194,000.00	101,194,000.00	0.00	63,246.25	0.00	0.00	63,246.25	101,194,000.00
Notional SubTotal			1,042,861,000.00	465,732,680.85	0.00	285,109.59	0.00	0.00	285,109.59	409,384,422.29

Deal Distribution Total					56,348,258.56	1,615,929.98	0.00	0.00	57,964,188.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46646RAG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46646RAH6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46646RAJ2	550.54817268	147.77041658	1.44119749	0.00000000	0.00000000	0.00000000	0.00000000	149.21161406	402.77775610
A-SB	46646RAK9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46646RAN3	1,000.00000000	0.00000000	2.82041666	0.00000000	0.00000000	0.00000000	0.00000000	2.82041666	1,000.00000000
B	46646RAP8	1,000.00000000	0.00000000	3.03149998	0.00000000	0.00000000	0.00000000	0.00000000	3.03149998	1,000.00000000
C	46646RAQ6	1,000.00000000	0.00000000	2.72312414	0.00000000	0.00000000	0.00000000	0.00000000	2.72312414	1,000.00000000
D	46646RAB9	1,000.00000000	0.00000000	2.72312406	0.00000000	0.00000000	0.00000000	0.00000000	2.72312406	1,000.00000000
E	46646RAC7	1,000.00000000	0.00000000	2.51697247	0.83115178	0.83115178	0.00000000	0.00000000	2.51697247	1,000.00000000
F	46646RAD5	1,000.00000000	0.00000000	0.00000000	3.34812433	40.52646122	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46646RAE3	683.65333420	0.00000000	0.00000000	2.28895617	56.82600091	0.00000000	0.00000000	0.00000000	683.65333420
R	46646RAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46646RAL7	344.04266395	0.00000000	0.22991249	0.00000000	0.00000000	0.00000000	0.00000000	0.22991249	279.99788855
X-B	46646RAM5	1,000.00000000	0.00000000	0.31662408	0.00000000	0.00000000	0.00000000	0.00000000	0.31662408	1,000.00000000
X-C	46646RAA1	1,000.00000000	0.00000000	0.62500000	0.00000000	0.00000000	0.00000000	0.00000000	0.62500000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/26 - 08/30/26	30	0.00	549,561.75	0.00	549,561.75	0.00	0.00	0.00	549,561.75	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	08/01/26 - 08/30/26	30	0.00	202,282.99	0.00	202,282.99	0.00	0.00	0.00	202,282.99	0.00
X-B	08/01/26 - 08/30/26	30	0.00	19,580.35	0.00	19,580.35	0.00	0.00	0.00	19,580.35	0.00
X-C	08/01/26 - 08/30/26	30	0.00	63,246.25	0.00	63,246.25	0.00	0.00	0.00	63,246.25	0.00
A-S	08/01/26 - 08/30/26	30	0.00	261,624.67	0.00	261,624.67	0.00	0.00	0.00	261,624.67	0.00
B	08/01/26 - 08/30/26	30	0.00	187,470.99	0.00	187,470.99	0.00	0.00	0.00	187,470.99	0.00
C	08/01/26 - 08/30/26	30	0.00	130,127.21	0.00	130,127.21	0.00	0.00	0.00	130,127.21	0.00
D	08/01/26 - 08/30/26	30	0.00	145,436.61	0.00	145,436.61	0.00	0.00	0.00	145,436.61	0.00
E	08/01/26 - 08/30/26	30	0.00	75,289.27	0.00	75,289.27	18,690.11	0.00	0.00	56,599.16	18,690.11
F	08/01/26 - 08/30/26	30	416,638.27	37,646.31	0.00	37,646.31	37,646.31	0.00	0.00	0.00	455,679.53
NR	08/01/26 - 08/30/26	30	2,597,451.86	109,381.79	0.00	109,381.79	109,381.79	0.00	0.00	0.00	2,715,530.24
Totals			3,014,090.13	1,781,648.19	0.00	1,781,648.19	165,718.21	0.00	0.00	1,615,929.98	3,189,899.88

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	57,964,188.54
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,788,548.04	Master Servicing Fee	3,127.71
Interest Reductions due to Nonrecoverability Determination	(68,766.12)	Certificate Administrator Fee	2,184.42
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	229.11
ARD Interest	0.00	Operating Advisor Fee	788.55
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.10
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,719,781.92	Total Fees	6,823.89

Principal		Expenses/Reimbursements
Scheduled Principal	770,433.16	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	48,813.46
Principal Prepayments	55,577,825.40	Special Servicing Fees (Monthly)	48,214.61
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	56,348,258.56	Total Expenses/Reimbursements	97,028.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,615,929.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	56,348,258.56
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	57,964,188.54
Total Funds Collected	58,068,040.48	Total Funds Distributed	58,068,040.50

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	532,133,255.92	532,133,255.92	Beginning Certificate Balance	532,133,255.92
(-) Scheduled Principal Collections	770,433.16	770,433.16	(-) Principal Distributions	56,348,258.56
(-) Unscheduled Principal Collections	55,577,825.40	55,577,825.40	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	475,784,997.36	475,784,997.36	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	532,832,046.54	532,832,046.54	Ending Certificate Balance	475,784,997.36
Ending Actual Collateral Balance	476,701,683.53	476,701,683.53

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	2,162,556.04	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,162,556.04	0.00	Net WAC Rate	4.02%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	1	5,102,166.70	1.07%	(1)	3.3940	3.680000	1.24 or less	5	123,017,931.15	25.86%	0	4.2123	(0.080606)
10,000,000 to 19,999,999		5	80,022,786.32	16.82%	1	4.1387	(0.028917)	1.25 to 1.74	5	153,753,771.09	32.32%	1	3.8833	1.458597
20,000,000 to 24,999,999		1	22,372,148.58	4.70%	1	4.2000	1.307000	1.75 to 2.24	2	111,721,011.53	23.48%	2	3.6703	1.972196
25,000,000 to 49,999,999		7	256,566,884.23	53.92%	1	3.9163	1.597165	2.25 to 2.74	2	67,288,711.11	14.14%	4	3.7864	2.500953
	50,000,000 or greater	2	111,721,011.53	23.48%	2	3.6703	1.972196	2.75 or greater	2	20,003,572.48	4.20%	1	3.8603	3.641710
	Totals	16	475,784,997.36	100.00%	1	3.9037	1.420427	Totals	16	475,784,997.36	100.00%	1	3.9037	1.420427
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	4	157,917,711.11	33.19%	2	3.6250	0.917696
							Lodging	2	47,805,654.38	10.05%	2	4.6816	0.779870
Florida	1	15,237,102.08	3.20%	2	4.9200	0.855900
							Mixed Use	1	23,529,000.00	4.95%	(1)	3.3940	(4.419600)
Georgia	1	4,907,589.09	1.03%	2	4.7170	1.321600
							Office	8	258,585,181.18	54.35%	1	3.8444	1.686349
Indiana	2	76,062,910.85	15.99%	0	4.0687	2.047729
							Retail	7	145,865,161.80	30.66%	1	3.8360	1.817665
Massachusetts	1	14,901,405.78	3.13%	2	4.0200	3.628600
							Totals	18	475,784,997.36	100.00%	1	3.9037	1.420427
New York	1	45,000,000.00	9.46%	1	3.5000	1.382400

North Carolina	2	53,957,381.24	11.34%	1	3.8064	1.834138

Pennsylvania	1	22,372,148.58	4.70%	1	4.2000	1.307000

South Carolina	1	2,112,126.95	0.44%	2	4.7170	1.321600

Tennessee	2	35,084,468.23	7.37%	2	4.5805	0.785698

Wisconsin	2	48,232,153.44	10.14%	1	3.9365	0.817836

Totals	18	475,784,997.36	100.00%	1	3.9037	1.420427

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.99999% or less	9	311,833,786.93	65.54%	2	3.6543	1.348124	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	4	104,373,554.36	21.94%	0	4.2009	1.940980	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	3	59,577,656.07	12.52%	2	4.6886	0.886911	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 60 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	16	475,784,997.36	100.00%	1	3.9037	1.420427	61 months or greater	16	475,784,997.36	100.00%	1	3.9037	1.420427
								Totals	16	475,784,997.36	100.00%	1	3.9037	1.420427
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	120 months or less	16	475,784,997.36	100.00%	1	3.9037	1.420427	Interest Only	6	195,629,000.00	41.12%	0	3.7682	1.242894
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or less	10	280,155,997.36	58.88%	2	3.9983	1.544395
	Totals	16	475,784,997.36	100.00%	1	3.9037	1.420427	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	16	475,784,997.36	100.00%	1	3.9037	1.420427
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	5,102,166.70	1.07%	(1)	3.3940	3.680000			No outstanding loans in this group
	12 months or less	15	470,682,830.66	98.93%	1	3.9092	1.395933
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	16	475,784,997.36	100.00%	1	3.9037	1.420427
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
4	306871004	RT	Fresno	CA	Actual/360	3.587%	185,328.33	0.00	0.00	N/A	11/01/26	--	60,000,000.00	60,000,000.00	08/01/26
5	306871005	RT	Matthews	NC	Actual/360	3.767%	168,130.75	110,317.71	0.00	N/A	10/01/26	--	51,831,329.24	51,721,011.53	09/01/26
6	306871006	OF	Indianapolis	IN	Actual/360	3.874%	154,081.06	119,860.74	0.00	N/A	09/01/26	--	46,182,771.59	46,062,910.85	08/01/26
8	306871008	OF	New York	NY	Actual/360	3.500%	135,625.00	0.00	0.00	N/A	10/06/26	--	45,000,000.00	45,000,000.00	09/06/26
9	306871009	OF	Sunnyvale	CA	Actual/360	3.319%	106,879.06	102,837.96	0.00	N/A	04/01/27	--	37,391,549.07	37,288,711.11	09/01/26
12	656120582	LO	Memphis	TN	Actual/360	4.570%	128,464.89	75,876.32	0.00	N/A	11/06/26	--	32,644,428.62	32,568,552.30	09/06/26
13	306871013	OF	Oakland	CA	Actual/360	4.140%	132,261.50	0.00	0.00	N/A	07/01/26	--	37,100,000.00	37,100,000.00	06/01/26
14	306871014	MF	Statesboro	GA	Actual/360	4.172%	102,539.32	28,542,168.02	0.00	N/A	11/01/26	--	28,542,168.02	0.00	09/01/26
15	656120562	OF	La Crosse	WI	Actual/360	3.910%	96,315.60	59,524.02	0.00	N/A	10/06/26	--	28,606,233.99	28,546,709.97	09/06/26
16	306871016	OF	Indianapolis	IN	Actual/360	4.367%	112,811.58	0.00	0.00	N/A	09/01/26	--	30,000,000.00	30,000,000.00	09/01/26
17	656120563	OF	Long Beach	CA	Actual/360	3.610%	84,394.31	27,148,559.74	0.00	N/A	10/06/26	--	27,148,559.74	0.00	09/06/26
19	656120567	RT	Philadelphia	PA	Actual/360	4.200%	81,098.29	51,342.23	0.00	N/A	10/06/26	--	22,423,490.81	22,372,148.58	08/06/26
21	656120565	OF	Pewaukee	WI	Actual/360	3.975%	67,541.46	46,692.57	0.00	N/A	10/06/26	--	19,732,136.04	19,685,443.47	05/06/25
22	656120535	MU	San Francisco	CA	Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	18,426,833.30	18,426,833.30	09/01/23
22A	656120541				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	5,102,166.70	5,102,166.70	09/01/23
24	656120587	LO	Miami Beach	FL	Actual/360	4.920%	64,697.35	33,712.11	0.00	N/A	11/06/26	--	15,270,814.19	15,237,102.08	09/06/26
26	656120570	OF	Cambridge	MA	Actual/360	4.020%	51,696.31	32,531.84	0.00	N/A	11/06/26	--	14,933,937.62	14,901,405.78	09/06/26
28	306871028	RT	Various	Various	Actual/360	4.717%	47,917.11	24,835.30	0.00	N/A	11/01/26	--	11,796,836.99	11,772,001.69	09/01/26
Totals							1,719,781.92	56,348,258.56	0.00				532,133,255.92	475,784,997.36
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
4	26,472,105.69	6,287,498.54	01/01/26	03/31/26	--	0.00	0.00	185,070.00	185,070.00	0.00	0.00
5	6,116,774.09	3,377,951.41	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,200,484.63	3,191,149.94	01/01/26	06/30/26	--	0.00	0.00	273,742.96	273,742.96	0.00	0.00
8	5,703,883.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	33,758,942.48	17,308,418.83	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,327,679.81	621,919.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	4,300,914.00	01/01/25	09/30/25	--	0.00	0.00	131,913.28	392,043.94	0.00	0.00
14	3,973,998.47	2,266,859.92	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,030,750.45	732,977.59	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	14,228,975.00	14,867,646.16	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,152,851.31	811,332.22	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	1,691,129.85	01/01/25	09/30/25	--	0.00	0.00	132,343.97	132,343.97	0.00	0.00
21	53,350.80	0.00	--	--	09/11/25	14,278,739.42	852,517.08	65,180.82	1,100,858.12	0.00	0.00
22	0.00	(19,479,526.33)	01/01/26	03/31/26	12/14/25	14,534,139.96	202,566.36	0.00	0.00	0.00	0.00
22A	0.00	0.00	--	--	11/12/25	4,024,327.12	56,088.18	0.00	0.00	0.00	0.00
24	696,630.08	1,102,920.71	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,960,000.67	1,927,441.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,263,885.27	609,797.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	109,940,312.71	39,618,430.76				32,837,206.50	1,111,171.62	788,251.02	2,084,058.99	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
14	306871014	28,481,433.59	Payoff Prior to Maturity	0.00	0.00
17	656120563	27,096,391.81	Payoff Prior to Maturity	0.00	0.00
Totals		55,577,825.40		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/26	0	0.00	0	0.00	1	19,685,443.47	0	0.00	3	43,214,443.47	0	0.00	0	0.00	2	55,577,825.40	3.903703%	3.751045%	1
08/17/26	0	0.00	0	0.00	1	19,732,136.04	0	0.00	3	43,261,136.04	0	0.00	0	0.00	1	7,513,478.46	3.903202%	3.785724%	2
07/17/26	0	0.00	0	0.00	3	43,307,669.33	0	0.00	3	43,307,669.33	0	0.00	0	0.00	2	52,988,689.07	3.916461%	3.849083%	3
06/17/26	0	0.00	0	0.00	3	43,356,225.67	0	0.00	3	43,356,225.67	0	0.00	0	0.00	4	90,061,538.67	3.980052%	3.919601%	4
05/15/26	0	0.00	0	0.00	3	43,402,434.59	1	19,873,434.59	2	23,529,000.00	0	0.00	0	0.00	3	88,416,257.98	3.853132%	3.802611%	5
04/17/26	0	0.00	0	0.00	3	43,450,678.06	1	19,921,678.06	2	23,529,000.00	0	0.00	0	0.00	0	0.00	3.781072%	3.734489%	5
03/17/26	0	0.00	0	0.00	3	43,496,564.78	1	19,967,564.78	2	23,529,000.00	0	0.00	0	0.00	0	0.00	3.781434%	3.734850%	6
02/18/26	0	0.00	0	0.00	3	43,548,903.94	1	20,019,903.94	2	23,529,000.00	0	0.00	0	0.00	0	0.00	3.781859%	3.744535%	7
01/16/26	0	0.00	0	0.00	3	43,594,455.59	1	20,065,455.59	2	23,529,000.00	0	0.00	0	0.00	0	0.00	3.782216%	3.744901%	8
12/17/25	0	0.00	0	0.00	3	43,639,851.85	1	20,110,851.85	2	23,529,000.00	0	0.00	0	0.00	0	0.00	3.782570%	3.745264%	9
11/18/25	0	0.00	0	0.00	3	43,687,311.47	3	43,687,311.47	0	0.00	0	0.00	0	0.00	0	0.00	3.782944%	3.745648%	10
10/20/25	0	0.00	0	0.00	3	43,732,390.98	3	43,732,390.98	0	0.00	0	0.00	0	0.00	0	0.00	3.783294%	3.746007%	11
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	306871004	08/01/26	0	B	185,070.00	185,070.00	0.00	60,000,000.00	07/29/26	13
6	306871006	08/01/26	0	5	273,742.96	273,742.96	0.00	46,182,771.59	08/28/26	13
13	306871013	06/01/26	2	5	131,913.28	392,043.94	0.00	37,100,000.00	10/29/24	1
19	656120567	08/06/26	0	B	132,343.97	132,343.97	0.00	22,423,490.81
21	656120565	05/06/25	15	6	65,180.82	1,100,858.12	21,372.33	20,430,926.13	05/09/23	7			03/25/26
22	656120535	09/01/23	35	5	0.00	0.00	0.00	18,426,833.30	06/21/23	7			11/12/25
22A	656120541	09/01/23	35	5	0.00	0.00	0.00	5,102,166.70	06/21/23	0			11/12/25
Totals					788,251.02	2,084,058.99	21,372.33	209,666,188.53
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		136,691,911	30,000,000	83,162,911		23,529,000
0 - 6 Months		301,804,375	282,118,932	0		19,685,443
7 - 12 Months		37,288,711	37,288,711	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-26	475,784,997	395,470,554	0	37,100,000	5,102,167	38,112,277
Aug-26	532,133,256	451,772,120	0	37,100,000	5,102,167	38,158,969
Jul-26	540,440,602	460,032,933	0	37,100,000	5,102,167	38,205,503
Jun-26	627,440,171	584,083,945	0	0	5,102,167	38,254,059
May-26	789,676,766	746,274,332	0	0	5,102,167	38,300,268
Apr-26	891,765,572	848,314,894	0	0	5,102,167	38,348,511
Mar-26	892,776,710	849,280,145	0	0	5,102,167	38,394,398
Feb-26	893,953,215	850,404,311	0	0	5,102,167	38,446,737
Jan-26	894,956,558	851,362,103	0	0	5,102,167	38,492,289
Dec-25	895,956,330	852,316,478	0	0	5,102,167	38,537,685
Nov-25	897,009,215	853,321,903	0	0	5,102,167	38,585,145
Oct-25	898,001,676	854,269,285	0	0	5,102,167	38,630,224
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	306871004	60,000,000.00	60,000,000.00	565,000,000.00	08/24/16	6,039,176.29	2.07210	03/31/26	11/01/26	I/O
6	306871006	46,062,910.85	46,182,771.59	86,600,000.00	07/21/16	2,650,074.94	1.61230	06/30/26	09/01/26	239
8	306871008	45,000,000.00	45,000,000.00	200,000,000.00	08/01/16	4,905,827.96	1.38240	12/31/25	10/06/26	I/O
12	656120582	32,568,552.30	32,568,552.30	64,700,000.00	06/17/16	456,277.25	0.74430	03/31/26	11/06/26	241
13	306871013	37,100,000.00	37,100,000.00	212,000,000.00	06/22/16	3,113,595.75	1.01850	09/30/25	07/01/26	I/O
21	656120565	19,685,443.47	20,430,926.13	8,500,000.00	07/30/26	(246,960.20)	(0.18010)	12/31/25	10/06/26	241
22	656120535	18,426,833.30	18,426,833.30	195,000,000.00	07/03/25	(21,216,026.33)	(4.41960)	03/31/26	08/01/26	I/O
22A	656120541	5,102,166.70	5,102,166.70	290,000,000.00	12/05/23	56,554,190.00	3.68000	03/31/16	08/01/26	I/O
Totals		263,945,906.62	264,811,250.02	1,621,800,000.00		52,256,155.66

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	306871004	RT	CA	07/29/26	13

The Loan transferred to Special Servicing on 7/29/2026 due to imminent monetary default. The collateral is Fresno Fashion Fair Mall, a regional mall in Fresno, CA. The Special Servicer has engaged counsel and is finalizing a Pre-Negotiation

	Letter Agreement with the Borrower's representative and the Loan's sponsor, Macerich.

6	306871006	OF	IN	08/28/26	13
	Loan transferred to Special Servicing at maturity. Special Servicer has reached out to Borrower to execute PNL and has hired counsel to prepare the default notice.

8	306871008	OF	NY	07/09/26	13

Loan transferred to Special Servicing effective 7/9/2026 due to imminent monetary default. SS has engaged with Borrower and is evaluating the Borrower's request for a short-term extension to complete a refinance of the Loan

12	656120582	LO	TN	03/03/26	13

Lender and borrower parties are actively engaged in discussions, however, no Loan modification is currently being considered and a formal proposal from Borrower with additional details as it relates to Borrower's intentions is forthcoming. As of

	7/ 31/2026, the property reported a trailing 12-month occupancy of 72.5%.

13	306871013	OF	CA	10/29/24	1

Loan transferred to Special Servicing effective 10/29/2024 due to imminent monetary default. The subject is a 28-story, Class A office building located in Oakland, CA. The property is comprised of 528,158 SF and is 55% occupied as of the

	January 20 26 rent roll. Asset Manager involved in discussions with the Borrower over a potential loan modification.

21	656120565	OF	WI	05/09/23	7

The foreclosure sale occurred on 3/25/26, and the Lender was the successful bidder at the sheriff's sale. Court confirmation of the sale hearing 5/15/2026. Recorded deed 5/20/2026. Finalizing business plan and implementing leasing strategy.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
22	656120535	MU	CA	06/21/23	7

09/03/26: The REO Property is a portion of a super-regional mall & office property consisting of approx. 1.51 million SF in two nine-story bldgs in the Union Square. FC was completed on 11/12/25, & the Receiver was terminated on 5/7/26.

Property Ma nagement has since been assumed by JLL. All remaining leases were terminated through the FC process, & the mall is now closed to the public. Lender cured the ground lease default & executed a 3rd Amend with the ground lessor (SFUSD) that grants an ex tension option until June 2082 & reduced the mo. rental pmt to $167K/mo. A post-foreclosure tax reassessment has been completed based on change of ownership, which is expected to reduce annual RE

Taxes by nearly $10MM. Lender is marketing the Propert y for sale with a call for offers in mid-Sept.

22A	656120541	Various	Various	06/21/23	0

09/03/26: The REO Property is a portion of a super-regional mall & office property consisting of approx. 1.51 million SF in two nine-story bldgs in the Union Square. FC was completed on 11/12/25, & the Receiver was terminated on 5/7/26.

Property Ma nagement has since been assumed by JLL. All remaining leases were terminated through the FC process, & the mall is now closed to the public. Lender cured the ground lease default & executed a 3rd Amend with the ground lessor (SFUSD) that grants an ex tension option until June 2082 & reduced the mo. rental pmt to $167K/mo. A post-foreclosure tax reassessment has been completed based on change of ownership, which is expected to reduce annual RE

Taxes by nearly $10MM. Lender is marketing the Property for sale with a call for offers in mid-Sept.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	656120582	37,609,987.00	4.57000%	37,609,987.00	4.57000%	10	06/30/20	08/06/20	08/11/20
19	656120567	0.00	4.20000%	0.00	4.20000%	8	06/24/21	06/24/21	--
24	656120587	17,540,285.62	4.92000%	17,540,285.62	4.92000%	10	05/06/20	05/06/20	08/11/20
28	306871028	13,459,746.66	4.71700%	13,459,746.66	4.71700%	10	04/01/20	04/01/20	06/11/20
29	656120561	11,609,844.38	4.64000%	11,609,844.38	4.64000%	10	04/06/20	04/06/20	08/11/20
Totals		80,219,863.66		80,219,863.66
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	306871010 06/16/23	37,321,818.17	525,000,000.00	37,557,156.72	235,338.55	37,557,156.72	37,321,818.17	0.00	0.00	0.00	0.00	0.00%
18	306871018 09/15/23	24,884,811.55	35,700,000.00	16,745,072.48	1,193,547.31	16,745,072.48	15,551,525.17	9,333,286.38	0.00	0.00	9,333,286.38	32.40%
27	656120568 04/16/21	14,879,713.97	15,700,000.00	12,304,011.32	221,043.26	12,304,011.32	12,082,968.06	2,796,745.91	0.00	154,149.70	2,642,596.21	16.51%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		77,086,343.69	576,400,000.00	66,606,240.52	1,649,929.12	66,606,240.52	64,956,311.40	12,130,032.29	0.00	154,149.70	11,975,882.59

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
10	306871010	06/16/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	306871018	09/15/23	0.00	0.00	9,333,286.38	0.00	0.00	9,333,286.38	0.00	0.00	9,333,286.38
27	656120568	08/16/24	0.00	0.00	2,642,596.21	0.00	0.00	(0.20)	0.00	0.00	2,642,596.21
		11/18/22	0.00	0.00	2,642,596.41	0.00	0.00	(30,566.15)	0.00	0.00
		08/17/22	0.00	0.00	2,673,162.56	0.00	0.00	(61,520.05)	0.00	0.00
		11/18/21	0.00	0.00	2,734,682.61	0.00	0.00	(53,770.80)	0.00	0.00
		09/17/21	0.00	0.00	2,788,453.41	0.00	0.00	(13,487.70)	0.00	0.00
		07/16/21	0.00	0.00	2,801,941.11	0.00	0.00	3,090.60	0.00	0.00
		05/17/21	0.00	0.00	2,798,850.51	0.00	0.00	2,104.60	0.00	0.00
		04/16/21	0.00	0.00	2,796,745.91	0.00	0.00	2,796,745.91	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	11,975,882.59	0.00	0.00	11,975,882.59	0.00	0.00	11,975,882.59

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	12,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	1,282.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	9,687.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	7,027.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	7,986.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	4,247.89	0.00	0.00	48,813.46	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,966.89	0.00	0.00	0.00	0.00	53,854.47	0.00	0.00	0.00	0.00
22A	0.00	0.00	1,098.38	0.00	0.00	0.00	0.00	14,911.65	0.00	0.00	0.00	0.00
Total	0.00	0.00	48,214.61	0.00	0.00	48,813.46	0.00	68,766.12	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		165,794.19

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Supplemental Notes
None

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